CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Financial Risk Details Credit Abstract
Cash and cash equivalents	$ 23,207	[1]	$ 3,636	[1]	$ 15,894
Trade and other receivables	4,072	[1]	4,791	[1]	3,226
Investments in debt instruments (note 10)	0		37,807		0
Restricted cash and investments	12,255		12,184		$ 3,107
Maximum exposure to credit risk	$ 39,534		$ 58,418

[1]	Category B=Financial assets at amortized cost.